Quarterly Results (Unaudited)	12 Months Ended
Sep. 30, 2017
Quarterly Results (Unaudited) [Abstract]
Quarterly Results (Unaudited)

NOTE 24 - QUARTERLY RESULTS (UNAUDITED)

	Quarter Ended
SBH 2017 (in millions, except per share)	September 30, 2017	July 2, 2017	April 2, 2017	January 1, 2017
Net sales	$787.8	$862.9	$756.5	$602.3
Gross profit	310.0	320.2	306.8	239.1
Net income attributable to controlling interest from continuing operations	22.4	50.3	39.9	12.4
Net income attributable to controlling interest from discontinued operations	72.5	26.6	18.9	52.8
Net income attributable to controlling interest	$94.9	$76.9	$58.8	$65.2
Basic earnings per share from continuing operations	$0.39	$0.86	$0.68	$0.21
Basic earnings per share from discontinued operations	1.25	0.45	0.32	0.89
Basic earnings per share	$1.64	$1.31	$1.00	$1.10
Diluted earnings per share from continuing operations	$0.38	$0.86	$0.68	$0.21
Diluted earnings per share from discontinued operations	1.25	0.45	0.32	0.89
Diluted earnings per share	$1.63	$1.31	$1.00	$1.10

	Quarter Ended
SBH 2016 (in millions, except per share)	September 30, 2016	July 3, 2016	April 3, 2016	January 3, 2016
Net sales	$729.8	$907.5	$784.7	$607.5
Gross profit	305.2	376.1	320.5	235.9
Net income attributable to controlling interest from continuing operations	70.5	116.0	79.2	14.3
Net income (loss) attributable to controlling interest from discontinued operations	18.5	(14.1)	13.4	59.3
Net income attributable to controlling interest	$89.0	$101.9	$92.6	$73.6
Basic earnings per share from continuing operations	$1.19	$1.96	$1.33	$0.24
Basic earnings (loss) per share from discontinued operations	0.31	(0.24)	0.22	1.00
Basic earnings per share	$1.50	$1.72	$1.56	$1.24
Diluted earnings per share from continuing operations	$1.18	$1.95	$1.33	$0.24
Diluted earnings (loss) per share from discontinued operations	0.31	(0.24)	0.22	1.00
Diluted earnings per share	$1.49	$1.71	$1.55	$1.24

	Quarter Ended
SB/RH 2017 (in millions)	September 30, 2017	July 2, 2017	April 2, 2017	January 1, 2017
Net sales	$787.8	$862.9	$756.5	$602.3
Gross profit	310.0	320.2	306.8	239.1
Net income attributable to controlling interest from continuing operations	23.7	51.1	42.1	12.2
Net income attributable to controlling interest from discontinued operations	72.5	26.6	18.9	52.8
Net income attributable to controlling interest	$96.2	$77.7	$61.0	$65.0

	Quarter Ended
SB/RH 2016 (in millions)	September 30, 2016	July 3, 2016	April 3, 2016	January 3, 2016
Net sales	$729.8	$907.5	$784.7	$607.5
Gross profit	305.2	376.1	320.5	235.9
Net income attributable to controlling interest from continuing operations	70.4	119.2	69.1	16.1
Net income (loss) attributable to controlling interest from discontinued operations	18.5	(14.1)	13.4	59.3
Net income attributable to controlling interest	$88.9	$105.1	$82.5	$75.4